Fees Summary	Apr. 16, 2025 USD ($)
Fees Summary [Line Items]
Narrative Disclosure	The prospectus supplement to which this Exhibit is attached is a final prospectus for the related offering. The maximum aggregate offering price of that offering is $5,500,000,000.
Narrative - Max Aggregate Offering Price	$ 5,500,000,000